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Aptus Defined Risk ETF
Schedule of Investments
July 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 93.1%		Shares	Value
Investment Grade Corporate Bonds – 93.1%
Invesco BulletShares 2025 Corporate Bond ETF		1,311,436	$26,923,781
Invesco BulletShares 2026 Corporate Bond ETF		3,799,428	73,518,932
Invesco BulletShares 2028 Corporate Bond ETF		971,289	19,658,889
Invesco BulletShares 2029 Corporate Bond ETF		1,661,010	30,678,855
Invesco BulletShares 2030 Corporate Bond ETF (a)		2,582,198	42,864,487
Invesco BulletShares 2031 Corporate Bond ETF (a)		1,878,870	30,606,792
Invesco BulletShares 2032 Corporate Bond ETF (a)		1,871,239	38,304,262
iShares iBonds Dec 2027 Term Corporate ETF		2,422,748	58,218,635
iShares iBonds Dec 2028 Term Corporate ETF		2,584,195	64,940,820
iShares iBonds Dec 2029 Term Corporate ETF		2,464,268	56,875,306
iShares iBonds Dec 2030 Term Corporate ETF		2,020,000	43,834,000
iShares iBonds Dec 2031 Term Corporate ETF (a)		2,753,310	57,048,583
iShares iBonds Dec 2032 Term Corporate ETF (a)		1,646,202	41,286,746
iShares iBonds Dec 2033 Term Corporate ETF (a)		1,165,306	30,006,630
TOTAL EXCHANGE TRADED FUNDS (Cost $607,974,291)			614,766,718

PURCHASED OPTIONS - 2.0%(b)(c)	Notional Amount	Contracts
Call Options - 1.7%			$–
Amazon.com, Inc., Expiration: 08/16/2024; Exercise Price: $205.00	$88,815,500	4,750	916,750
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $6,000.00	1,104,460,000	2,000	10,440,000
Total Call Options			11,356,750

Put Options - 0.3%			$–
S&P 500 Index, Expiration: 08/30/2024; Exercise Price: $5,400.00	220,892,000	400	1,764,000
TOTAL PURCHASED OPTIONS (Cost $13,713,101)			13,120,750

SHORT-TERM INVESTMENTS - 1.8%		Shares
Money Market Funds - 1.8%
First American Treasury Obligations Fund - Class X, 5.20% (d)		11,554,410	11,554,410
TOTAL SHORT-TERM INVESTMENTS (Cost $11,554,410)			11,554,410

TOTAL INVESTMENTS - 96.9% (Cost $633,241,802)			639,441,878
Other Assets in Excess of Liabilities - 3.1%			20,569,881
NET ASSETS - 100.0%			$660,011,759

Percentages are stated as a percent of net assets.

(a)	Affiliated Exchange Traded Fund during the period.
(b)	Exchange-traded.
(c) (d)	100 shares per contract. The rate shown represents the 7-day effective yield as of July 31, 2024.

Aptus Defined Risk ETF
Schedule of Written Options
July 31, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.0% (b)
Amazon.com, Inc., Expiration: 08/02/2024; Exercise Price: $217.50	$(88,815,500)	(4,750)	$(61,750)
TOTAL WRITTEN OPTIONS (Premiums received $203,166)			$(61,750)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Aptus Defined Risk ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$614,766,718	$–	$–	$614,766,718
Purchased Options	–	13,120,750	–	13,120,750
Money Market Funds	11,554,410	–	–	11,554,410
Total Investments	$626,321,128	$13,120,750	$–	$639,441,878

Liabilities:
Investments:
Written Options	$–	$(61,750)	$–	$(61,750)
Total Investments	$–	$(61,750)	$–	$(61,750)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Transactions With Affiliated Securities

Investments in issuers considered to be affiliate(s) of the Funds during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the 1940 Act were as follows:
Aptus Defined Risk ETF
						Change in
						Unrealized
	Value at		Purchases	Proceeds	Net Realized	Appreciation	Value at
Affiliated Issuer	4/30/2024		at Cost	from Sales	Gain (Loss)	(Depreciation)	7/31/2024
Invesco BulletShares 2030 Corporate Bond ETF	$33,788,852		$7,597,913	$-	$-	$1,477,722	$42,864,487
Invesco BulletShares 2031 Corporate Bond ETF	24,138,695		5,429,898	-	-	1,038,199	30,606,792
Invesco BulletShares 2032 Corporate Bond ETF	30,143,061		6,791,871	-	-	1,369,330	38,304,262
iShares iBonds Dec 2031 Term Corporate ETF	44,967,607		10,099,160	-	-	1,981,816	57,048,583
iShares iBonds Dec 2032 Term Corporate ETF	32,514,418		7,310,100	-	-	1,462,228	41,286,746
iShares iBonds Dec 2033 Term Corporate ETF	10,219,346		18,997,325	-	-	789,959	30,006,630
	$175,771,979	*			$-	$8,119,254	$240,117,500	*

*Value of affiliates as of April 30, 2024 and July 31, 2024 were $131,763,781 and 240,117,500, respectively